                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7115

                   (Investment Company Act File Number)

                    Federated Total Return Series, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

           Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1993

A Portfolio of Federated Total Return Series, Inc.

7TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended September 30,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90
Income From Investment Operations:
Net investment income	0.52	0.64	0.67	0.12	0.69	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.13	(0.02)	0.43	0.09	(0.01)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.65	0.62	1.10	0.21	0.68	(0.07)

Less Distributions:
Distributions from net investment income	(0.52)	(0.63)	(0.67)	(0.12)	(0.69)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--	--	(0.01)	(0.02)

TOTAL DISTRIBUTIONS	(0.52)	(0.68)	(0.67)	(0.12)	(0.70)	(0.65)

Net Asset Value, End of Period	$10.75	$10.62	$10.68	$10.25	$10.16	$10.18

Total Return[2]	6.21%	6.10%	10.99%	2.03%	6.96%	(0.63)%

Ratios to Average Net Assets:

Expenses	0.35%	0.35%	0.35%	0.35%[3]	0.35%	0.35%

Net investment income	4.73%	6.10%	6.32%	6.89%[3]	6.85%	6.10%

Expense waiver/reimbursement[4]	0.46%	0.48%	0.48%	0.50%[3]	0.48%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$509,354	$442,668	$347,242	$233,016	$203,864	$145,428

Portfolio turnover	60%	74%	68%	9%	49%	97%

1 The fund has changed its fiscal year end from September 30 to November 30.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended September 30,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90
Income From Investment Operations:
Net investment income	0.48	0.61	0.64	0.11	0.66	0.60
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14	(0.02)	0.43	0.09	(0.01)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.62	0.59	1.07	0.20	0.65	(0.10)

Less Distributions:
Distributions from net investment income	(0.49)	(0.60)	(0.64)	(0.11)	(0.66)	(0.60)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--	--	(0.01)	(0.02)

TOTAL DISTRIBUTIONS	(0.49)	(0.65)	(0.64)	(0.11)	(0.67)	(0.62)

Net Asset Value, End of Period	$10.75	$10.62	$10.68	$10.25	$10.16	$10.18

Total Return[2]	5.90%	5.79%	10.66%	1.98%	6.64%	(0.93)%

Ratios to Average Net Assets:

Expenses	0.65%	0.66%	0.65%	0.65%[3]	0.65%	0.65%

Net investment income	4.41%	5.80%	5.99%	6.58%[3]	6.64%	5.80%

Expense waiver/reimbursement[4]	0.42%	0.43%	0.43%	0.45%[3]	0.43%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$442,611	$253,207	$190,476	$82,682	$75,687	$21,376

Portfolio turnover	60%	74%	68%	9%	49%	97%

1 The fund has changed its fiscal year end from September 30 to November 30.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The Federated Total Return Bond Fund's Institutional and Institutional Service Shares, posted total returns for the 12-month reporting period ended November 30, 2003 of 6.21% and 5.90%, respectively, based on net asset value, versus a 5.61% return for the Lipper Intermediate Investment Grade Debt Category Average.1,2 In addition, the fund also outperformed the 5.18% return of its benchmark, the Lehman Brothers Aggregate Bond Index.3 The primary reasons for the strong relative performance were the duration and sector allocation decisions.4 Anticipating a rising rate environment due to stronger economic activity and higher corporate earnings, the Fund largely maintained a portfolio less sensitive to interest rates along with greater economic sensitivity relative to its benchmark index. This resulted in a duration target neutral to slightly shorter than the benchmark, with a sector allocation which over-weighted corporate bonds and under-weighted U.S. government securities. As a result, the fund generated both above average income and total return relative to its peer group and benchmark index.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

3 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $100,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns for the Year Ended 11/30/2003
1 Year	6.21%
5 Years	6.32%
Start of Performance (10/1/1996)	7.55%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns for the Year Ended 11/30/2003
1 Year	5.90%
5 Years	6.00%
Start of Performance (10/1/1996)	7.23%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBAB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investments

November 30, 2003

Principal Amount			Value
		CORPORATE BONDS--28.7%
		Basic Industry - Chemicals--0.3%
$400,000		PPG Industries, Inc., Note, 6.75%, 8/15/2004	$412,940
2,800,000	[1]	Praxair, Inc., 3.95%, 6/1/2013	2,610,104
300,000		Sherwin-Williams Co., Sr. Note, 6.85%, 2/1/2007	331,614

		TOTAL	3,354,658

		Basic Industry - Metals & Mining--0.6%
1,034,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,159,011
1,000,000		Inco Ltd., 5.70%, 10/15/2015	1,005,680
4,760,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,891,947

		TOTAL	7,056,638

		Basic Industry - Paper--0.7%
380,000		Westvaco Corp., 7.65%, 3/15/2027	438,999
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,398,610
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,980,992
700,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	728,938

		TOTAL	7,547,539

		Capital Goods - Aerospace & Defense--0.5%
500,000	[1]	Boeing Capital Corp., 6.50%, 2/15/2012	546,810
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,000,760
900,000		Raytheon Co., 8.20%, 3/1/2006	1,002,096
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	341,474
2,425,000	[1]	Raytheon Co., Note, 6.75%, 8/15/2007	2,665,681

		TOTAL	5,556,821

		Capital Goods -- Building Materials--0.0%
200,000		Vulcan Materials Co., 6.00%, 4/1/2009	215,060

		Capital Goods - Construction Machinery--0.0%
100,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	103,814

		Capital Goods - Diversified Manufacturing--0.4%
500,000	[1]	Honeywell International, Inc., Bond, 6.125%, 11/1/2011	547,025
4,400,000	[2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	4,512,904

		TOTAL	5,059,929

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.6%
$1,000,000		Republic Services, Inc., 7.125%, 5/15/2009	$1,143,940
400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	416,272
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,451,138
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,147,690
2,048,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,390,856

		TOTAL	6,549,896

		Communications - Media & Cable--1.4%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,980,738
4,200,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	4,622,604
2,000,000	[1]	Comcast Corp., 6.50%, 1/15/2015	2,150,400
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,933,295
1,680,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,921,282
3,150,000	[1]	Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,512,250

		TOTAL	16,120,569

		Communications - Media Noncable--0.6%
300,000	[1]	News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	365,406
500,000		New York Times Co., Unsecd. Note, 7.625%, 3/15/2005	534,580
550,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	621,577
4,296,000		Univision Communications, Inc., 7.85%, 7/15/2011	4,975,198

		TOTAL	6,496,761

		Communications - Telecom Wirelines--1.0%
900,000		Citizens Communications Co., 9.00%, 8/15/2031	1,176,012
2,100,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	2,358,027
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,416,400
970,000	[2]	Telefonos de Mexico, 4.50%, 11/19/2008	969,428
3,400,000	[1]	Verizon Global Funding, Note, 7.25%, 12/1/2010	3,889,396

		TOTAL	11,809,263

		Conglomerates--0.1%
1,600,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,691,824

		Consumer Cyclical - Automotive--0.6%
3,850,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,974,624
1,750,000	[1]	Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,777,703
100,000		Ford Holdings, Inc., Deb., 9.30%, 3/1/2030	108,791
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$200,000	[1]	Ford Motor Co., Deb., 6.50%, 8/1/2018	$191,198
200,000	[1]	Ford Motor Co., Deb., 8.90%, 1/15/2032	218,538
650,000		Hertz Corp., 8.25%, 6/1/2005	691,489
550,000	[1]	Hertz Corp., Note, 7.625%, 8/15/2007	597,514

		TOTAL	7,559,857

		Consumer Cyclical - Entertainment--0.8%
1,250,000	[1]	AOL Time Warner, Inc., 5.625%, 5/1/2005	1,307,575
2,000,000	[1]	AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,267,500
3,400,000	[2]	Carnival Corp., 3.75%, 11/15/2007	3,398,096
2,000,000		International Speedway Corp., 7.875%, 10/15/2004	2,093,960

		TOTAL	9,067,131

		Consumer Cyclical - Retailers--0.4%
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,318,932
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	370,000
3,000,000	[1]	Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	2,956,800

		TOTAL	4,645,732

		Consumer Non - Consumer Products--0.2%
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,208,780
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	187,487
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	252,718

		TOTAL	2,648,985

		Consumer Non - Food/Beverage--0.4%
3,500,000	[1]	Kellogg Co., 7.45%, 4/1/2031	4,141,445

		Consumer Non - Healthcare--0.3%
900,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	944,361
1,300,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	1,290,198
1,500,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	1,645,290

		TOTAL	3,879,849

		Consumer Non - Pharmaceuticals--0.0%
50,000		Merck & Co., Inc., Note, 5.25%, 7/1/2006	53,134
100,000		Merck & Co., Inc., Sr. Deb., 6.40%, 3/1/2028	108,804

		TOTAL	161,938

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non - Supermarkets--0.0%
$150,000	[1]	Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	$170,711

		Consumer Non - Tobacco--0.1%
885,000	[1]	Altria Group, Inc., 5.625%, 11/4/2008	890,876

		Education--0.2%
1,800,000		Boston University, 7.625%, 7/15/2097	2,104,704

		Electronics--0.0%
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	116,097

		Energy - Independent--0.6%
4,000,000	[1]	Devon Financing Corp., 7.875%, 9/30/2031	4,745,800
1,650,000	[1]	Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,951,125

		TOTAL	6,696,925

		Energy - Integrated--1.8%
100,000	[1]	BP Amoco PLC, Deb., 8.75%, 3/1/2032	137,685
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,875,628
4,550,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,260,619
4,418,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,190,973
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,108,920
4,000,000		Petro-Canada, Bond, 5.35%, 7/15/2033	3,530,600
300,000		Questar Corp., Series MTNB, 6.57%, 9/26/2011	318,495
160,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	160,958
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	836,198

		TOTAL	21,420,076

		Energy - Refining--0.2%
2,100,000		Valero Energy Corp., 7.50%, 4/15/2032	2,302,020

		Finance - Automotive--2.8%
1,000,000	[1]	Ford Motor Credit Co., 7.00%, 10/1/2013	1,016,900
12,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	12,665,520
250,000		Ford Motor Credit Co., Note, 6.20%, 1/23/2008	256,005
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	212,024
400,000	[1]	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	399,424
500,000		Ford Motor Credit Co., Unsecd. Note, 6.75%, 5/15/2005	524,055
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	209,818
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$1,100,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	$1,123,749
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	2,071,040
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,071,150
1,900,000	[1]	General Motors Acceptance Corp., 8.00%, 11/1/2031	2,000,700
400,000	[1]	General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007	423,684
200,000	[1]	General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	199,578
9,950,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	10,609,784
100,000		General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	109,758
100,000		General Motors Acceptance Corp., Sr. Note, Series SMN, 5.75%, 10/15/2008	99,690

		TOTAL	32,992,879

		Financial Institution - Banking--3.5%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	156,202
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,184,103
1,100,000	[1]	Bank One Corp., Note, 6.00%, 8/1/2008	1,208,240
500,000		Bank One Corp., Note, 7.60%, 5/1/2007	565,715
875,000	[1]	Bank of America Corp., 3.875%, 1/15/2008	885,745
400,000		Bank of America Corp., Sub. Note, 6.375%, 2/15/2008	442,688
310,000		BankBoston Corp., Sub. Note, 6.625%, 2/1/2004	312,644
1,250,000	[2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	1,531,025
366,000	[1]	Chase Manhattan Corp., 7.25%, 6/1/2007	410,912
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	280,722
775,000		Citicorp, Sub. Note, 7.00%, 7/1/2007	868,775
500,000		Citicorp, Sub. Note, 7.125%, 3/15/2004	507,850
50,000		Citicorp, Sub. Note, Series F, 6.375%, 11/15/2008	55,416
150,000	[1]	Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	162,205
1,000,000	[1]	Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	1,106,170
4,000,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	4,274,880
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,714,933
970,000		Fleet National Bank, Series BKNT, 5.75%, 1/15/2009	1,052,266
50,000		Fleet National Bank, Sub. Note, 6.50%, 12/19/2007	55,270
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,117,360
200,000		J.P. Morgan Chase & Co., Sub. Note, 6.00%, 2/15/2009	217,090
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	107,554
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.50%, 8/1/2005	$289,652
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,961,820
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,481,050
1,457,402	[2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,684,087
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.75%, 7/17/2006	329,778
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	332,616
500,000		SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008	554,685
100,000		U.S. Bancorp, Sub. Note, 8.00%, 7/2/2004	103,953
500,000		U.S. Bank N.A., Sub. Note, 5.70%, 12/15/2008	541,145
1,700,000		Union Planters Corp., 4.375%, 12/1/2010	1,676,353
300,000		Wachovia Corp., Note, 7.55%, 8/18/2005	327,228
395,000	[1]	Wachovia Corp., Sub. Note, 6.40%, 4/1/2008	437,723
4,730,000	[1]	Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	5,383,497

		TOTAL	40,321,352

		Financial Institution - Brokerage--1.5%
2,300,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,441,082
100,000		Bear Stearns Cos., Inc., Note, 6.625%, 10/1/2004	103,964
200,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	202,524
500,000		Bear Stearns Cos., Inc., Sr. Note, 6.625%, 1/15/2004	503,165
200,000		Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007	222,722
2,000,000	[2]	Fidelity Investments, Bond, 7.57%, 6/15/2029	2,381,080
2,500,000	[1]	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,495,250
1,500,000	[1]	Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,667,070
100,000	[1]	Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	113,108
1,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	1,122,440
100,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	112,499
530,000	[1]	Lehman Brothers Holdings, Inc., Note, 6.625%, 1/18/2012	592,211
100,000	[1]	Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	108,282
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	464,796
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	314,385
100,000		Merrill Lynch & Co., Inc., 5.46%, 5/7/2004	101,839
1,000,000	[1]	Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,089,430
50,000	[1]	Salomon Smith Barney Holdings, Inc., Note, 6.50%, 2/15/2008	55,460
500,000		Salomon, Inc., Note, 6.875%, 6/15/2005	534,845
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,440,215

		TOTAL	17,066,367

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Captive--0.2%
$2,000,000	[1]	American Express Co., 4.875%, 7/15/2013	$1,997,480

		Financial Institution - Finance Noncaptive--1.6%
3,850,000	[1]	Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,146,681
3,100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	3,104,123
500,000	[1]	Household Finance Corp., 6.40%, 6/17/2008	551,795
3,500,000	[1]	Household Finance Corp., 7.00%, 5/15/2012	3,964,940
2,750,000	[1]	Household Finance Corp., Note, 6.75%, 5/15/2011	3,072,107
500,000		Household Finance Corp., Note, 7.25%, 5/15/2006	549,505
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	154,852
500,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.25%, 5/15/2004	507,530
500,000	[1]	Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	535,670
2,050,000	[1]	MBNA Corp., 7.50%, 3/15/2012	2,297,107
100,000		Textron Financial Corp., Note, Series MTNE, 5.95%, 3/15/2004	101,258

		TOTAL	18,985,568

		Financial Institution - Insurance - Life--1.0%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,477,896
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	472,194
360,000	[2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	382,918
100,000		MetLife, Inc., Sr. Note, 6.125%, 12/1/2011	108,108
3,000,000	[2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,130,620
400,000		Principal Financial Group, 6.125%, 10/15/2033	400,324
1,850,000	[1]	Prudential Financial, Inc., 5.75%, 7/15/2033	1,715,857
1,000,000	[2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,090,220

		TOTAL	11,778,137

		Financial Institution - Insurance - P&C--0.4%
400,000		Allstate Corp., Sr. Note, 7.875%, 5/1/2005	432,628
950,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,091,028
1,000,000	[2]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,004,420
1,550,000	[1]	Travelers Property Casualty Corp., Sr. Note, 5.00%, 3/15/2013	1,540,793

		TOTAL	4,068,869

		Financial Intermediaries--0.1%
50,000		CIT Group, Inc., Note, 7.25%, 8/15/2005	54,074
50,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	54,295
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	123,463
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$100,000	[1]	CIT Group, Inc., Sr. Note, 7.125%, 10/15/2004	$104,687
505,000		International Lease Finance Corp., Note, Series MTNN, 5.32%, 12/9/2007	532,558
250,000	[1]	Morgan Stanley Group, Inc., 5.30%, 3/1/2013	252,735
50,000		Texaco Capital, Inc., 5.70%, 12/1/2008	52,954
500,000		Wells Fargo Financial, Inc., 5.625%, 2/3/2009	541,985

		TOTAL	1,716,751

		Financial Services--0.3%
750,000		Franklin Resources, Inc., 3.70%, 4/15/2008	746,797
50,000	[1]	General Electric Capital Corp., 5.35%, 3/30/2006	53,118
250,000	[1]	General Electric Capital Corp., Note, Series MTNA, 4.625%, 9/15/2009	258,185
550,000	[1]	Morgan Stanley, Unsub., 6.10%, 4/15/2006	593,428
1,500,000		SLM Corporation, 5.625%, 4/10/2007	1,612,635
500,000		Transamerica Finance Corp., Sr. Note, Series F, 6.37%, 5/14/2004	509,905

		TOTAL	3,774,068

		Industrial Products & Equipment--0.2%
2,500,000	[1]	General Electric Co., Note, 5.00%, 2/1/2013	2,513,900

		Machinery & Equipment--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	67,838

		Pharmaceutical--0.0%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	458,888

		Sovereign--0.6%
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,066,180
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,546,875
5,300,000		New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	3,886,631
900,000	[1]	Ontario, Province of, 4.375%, 2/15/2013	887,625

		TOTAL	7,387,311

		Supranational--0.1%
1,000,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,127,880

		Technology--0.3%
500,000	[1]	Hewlett-Packard Co., Note, 5.75%, 12/15/2006	537,770
2,750,000		Unisys Corp., 8.125%, 6/1/2006	3,011,250

		TOTAL	3,549,020

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology Services--0.9%
$2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	$2,337,780
3,500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,011,805
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	443,916
500,000		First Data Corp., Sr. Note, 5.625%, 11/1/2011	529,655
500,000	[1]	International Business Machines Corp., 4.875%, 10/1/2006	527,325
1,150,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	1,496,656
300,000		International Business Machines Corp., MTN, 5.40%, 10/1/2008	322,020
350,000	[1]	International Business Machines Corp., Note, 5.375%, 2/1/2009	375,302

		TOTAL	10,044,459

		Telecommunications & Cellular--0.9%
250,000		360 Communications Co., Sr. Note, 7.50%, 3/1/2006	274,490
500,000	[1]	AT&T Wireless Services, Inc., 8.75%, 3/1/2031	588,200
3,200,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	3,476,064
100,000		Alltel Corp., Deb., 7.25%, 4/1/2004	101,881
100,000	[1]	Citizens Utilities Co., Deb., 7.60%, 6/1/2006	109,734
1,000,000	[1]	Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	996,040
320,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	341,514
350,000		GTE South, Inc., Bond, 6.125%, 6/15/2007	381,384
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	107,889
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	108,967
500,000		New York Telephone Co., Deb., 6.00%, 4/15/2008	541,085
200,000		New York Telephone Co., Deb., 7.00%, 8/15/2025	205,884
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	208,802
2,834,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,418,598

		TOTAL	10,860,532

		Transportation - Airlines--0.6%
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	695,625
1,346,260		Northwest Airlines Corp., 7.935%, 4/1/2019	1,475,837
681,923		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	737,206
1,800,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,950,354
2,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,625,000

		TOTAL	6,484,022

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.2%
$1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	$2,122,431

		Utility - Electric--1.7%
800,000		Alabama Power Co., 2.80%, 12/1/2006	796,368
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,425,900
500,000		Baltimore Gas & Electric Co., Unsecd. Note, Series MTNG, 5.78%, 10/1/2008	538,415
3,500,000	[1]	Duke Energy Corp., 6.45%, 10/15/2032	3,590,615
750,000		Duke Energy Corp., Sr. Note, 5.375%, 1/1/2009	784,890
500,000		Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008	505,485
1,050,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,113,000
250,000	[2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	257,463
3,250,000	[1]	Oncor, Inc., Deb., 7.00%, 9/1/2022	3,565,803
250,000	[1]	Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	273,698
200,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 10/1/2023	208,000
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	330,255
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	2,012,120
1,000,000	[1]	Verizon Communications, Note, Series A, 5.65%, 11/15/2011	1,041,720
300,000	[1]	Verizon Communications, Sr. Note, 6.50%, 9/15/2011	328,545
100,000		Virginia Electric & Power Co., 1st Ref. Mtg., Series D, 7.50%, 6/1/2023	103,025
400,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	403,180
850,000		Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007	948,235

		TOTAL	19,226,717

		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	217,832

		TOTAL CORPORATE BONDS (IDENTIFIED COST $319,067,867)	334,131,419

		ASSET-BACKED SECURITIES--0.3%
		Asset-Backed Securities--0.0%
135,111		EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	135,732

		Credit Card--0.2%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,601,985

		Home Equity Loan--0.0%
344,512	[2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	353,232

		Manufactured Housing--0.0%
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	123,481

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Structured Product (ABS)--0.1%
$750,000	[3]	Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006	$742,230

		Utilities--0.0%
449,387		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.42%, 9/25/2008	476,535

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,971,685)	3,433,195

		GOVERNMENT AGENCIES--9.0%
715,000		Federal Farm Credit System, 9.20%, 8/22/2005	801,744
1,500,000		Federal Home Loan Bank, Bond, 2.50%, 6/18/2007	1,457,520
100,000		Federal Home Loan Bank, Bond, 4.125%, 9/22/2009	102,036
500,000		Federal Home Loan Bank, Bond, 6.225%, 4/13/2009	508,340
140,000		Federal Home Loan Bank, Bond, 7.625%, 5/14/2010	167,054
171,429		Federal Home Loan Bank, Bond, Series 1S07, 4.00%, 10/10/2007	171,530
450,000		Federal Home Loan Bank, Bond, Series 363, 4.50%, 11/15/2012	445,185
200,000		Federal Home Loan Bank, Bond, Series KS08, 5.665%, 9/11/2008	217,598
100,000		Federal Home Loan Bank, Bond, Series PJ08, 5.485%, 11/12/2008	107,998
535,000		Federal Home Loan Bank, Series NV09, 6.50%, 11/13/2009	604,234
600,000		Federal Home Loan Mortgage Corp., Note, 5.50%, 7/15/2006	643,194
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 2/13/2017	201,218
50,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.50%, 8/24/2016	51,317
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.00%, 3/28/2012	206,250
19,500,000		Federal National Mortgage Association, 3.25%, 1/15/2008	19,396,065
600,000		Federal National Mortgage Association, 3.875%, 3/15/2005	616,470
70,000		Federal National Mortgage Association, Discount Bond, 12/3/2003	70,171
26,000,000		Federal National Mortgage Association, Note, 2.15%, 7/28/2006	25,434,760
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,498,185
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	1,037,280
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,305,700
600,000		Federal National Mortgage Association, Note, 5.00%, 1/15/2007	637,320
8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	8,539,760
38,000,000		Federal National Mortgage Association, Note, 2.50%, 8/11/2006	37,684,220
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.50%, 8/15/2004	1,969,160
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal National Mortgage Association, Unsecd. Note, Series B, 6.42%, 3/9/2009	$202,628
70,000		Student Loan Marketing Association, Note, 7.30%, 8/1/2012	83,390
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,098,130

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $105,095,620)	105,258,457

		GOVERNMENTS/AGENCIES--2.2%
		Sovereign--2.2%
4,600,000		Austria, Government of, Bond, 5.00%, 1/15/2008	5,800,571
3,000,000		Canada, Government of, 5.00%, 9/1/2004	2,356,870
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	5,756,676
4,850,000		Italy, Government of, 4.50%, 5/1/2009	5,980,550
4,500,000		Italy, Government of, Bond, 5.50%, 11/1/2010	5,822,147

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,924,563)	25,716,814

		U.S. TREASURY--10.2%
		U.S. Treasury Bonds--4.7%
300,000		United States Treasury Bond, 11.75%, 11/15/2014	430,032
1,210,000		United States Treasury Bond, 8.75%, 5/15/2017	1,684,925
1,830,000		United States Treasury Bond, 8.125%, 8/15/2019	2,453,335
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,001,364
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,467,583
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,476,252
300,000		United States Treasury Bond, 6.75%, 8/15/2026	360,000
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,566,784
3,000,000		United States Treasury Bond, 6.125%, 11/15/2027	3,354,840
8,000,000		United States Treasury Bond, 5.50%, 8/15/2028	8,268,720
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,213,959
6,000,000		United States Treasury Bond, 6.25%, 5/15/2030	6,872,820
18,005,000	[1]	United States Treasury Bond, 5.375%, 2/15/2031	18,643,637

		TOTAL	54,794,251

		U.S. Treasury Notes--5.5%
500,000		United States Treasury Note, 3.00%, 1/31/2004	501,660
1,000,000		United States Treasury Note, 5.25%, 5/15/2004	1,018,950
1,000,000		United States Treasury Note, 5.875%, 11/15/2004	1,042,270
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$1,000,000		United States Treasury Note, 6.50%, 5/15/2005	$1,069,690
44,780,000		United States Treasury Note, 1.625%, 9/30/2005	44,556,100
1,000,000		United States Treasury Note, 5.75%, 11/15/2005	1,072,190
1,500,000		United States Treasury Note, 4.625%, 5/15/2006	1,584,615
6,300,000	[1]	United States Treasury Note, 3.50%, 11/15/2006	6,477,156
1,100,000		United States Treasury Note, 6.25%, 2/15/2007	1,222,551
295,000		United States Treasury Note, 4.375%, 5/15/2007	310,626
1,100,000		United States Treasury Note, 6.125%, 8/15/2007	1,226,324
1,600,000		United States Treasury Note, 3.25%, 8/15/2007	1,621,504
100,000		United States Treasury Note, 5.50%, 5/15/2009	110,547
100,000		United States Treasury Note, 6.00%, 8/15/2009	112,672
215,000		United States Treasury Note, 5.75%, 8/15/2010	239,624
310,000		United States Treasury Note, 5.00%, 2/15/2011	330,829
365,000		United States Treasury Note, 4.875%, 2/15/2012	384,334
295,000		United States Treasury Note, 4.375%, 8/15/2012	299,195
571,000		United States Treasury Note, 3.625%, 5/15/2013	547,355

		TOTAL	63,728,192

		TOTAL U.S. TREASURY (IDENTIFIED COST $116,669,390)	118,522,443

		MORTGAGE BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corp.--0.0%
4,541		Federal Home Loan Mortgage Corp., Pool G40281, 6.50%, 7/1/2004	4,563

		Federal National Mortgage Assoc.--0.0%
83,099		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	88,851

		Government National Mortgage Assoc.--0.2%
200,295		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	215,380
10,763		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	11,699
34,780		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	37,399
5,389		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	5,783
8,519		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	9,141
4,721		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	5,123
Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--continued
		Government National Mortgage Assoc.--continued
$879,017		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	$925,354
35,174		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	37,458
55,962		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	58,912
13,982		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	14,712
741,811		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	702,406
493,404		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	525,637

		TOTAL	2,549,004

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $2,541,684)	2,642,418

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
		Asset-Backed Securities--0.0%
491,217		Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	491,526

		Federal Home Loan Mortgage Corp.--0.1%
820,944		Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	847,206

		Federal National Mortgage Assoc.--0.0%
95,803		Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	105,496
35,229		Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	38,616

		TOTAL	144,112

		Non-Agency Mortgage--0.0%
63,315	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.0769%, 1/28/2025	48,476

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,523,690)	1,531,320

		PREFERRED STOCKS--0.1%
		Financial Institution - Brokerage--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, Quarterly Dividend (IDENTIFIED COST $1,003,086)	1,129,407

Principal Amount or Shares			Value
		MUNICIPALS--0.1%
		Education--0.1%
$$725,000		Harvard University, Revenue Bonds, 8.125%, 4/15/2007 (IDENTIFIED COST $839,441)	$839,441

		MUTUAL FUNDS--54.9%[4]
1,784,949		Emerging Markets Fixed Income Core Fund	25,687,107
37,161,865		Federated Mortgage Core Portfolio	376,821,311
80,826,099		Prime Value Obligations Fund, IS Shares	80,826,099
66,808,990		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	66,808,990
13,134,061		High Yield Bond Portfolio	89,705,638

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $631,520,857)	639,849,145

		TOTAL INVESTMENTS--105.8% (IDENTIFIED COST $1,203,157,883)[5]	1,233,054,059

		OTHER ASSETS AND LIABILITIES - NET--(5.8)%	(68,167,587)

		NET ASSETS--100%	$1,164,886,472

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At November 30, 2003, these securities amounted to $20,743,969 which represents 1.8% of total net assets.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to 1,204,340,248.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

ABS	--Asset-Backed Securities
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $639,849,145 of investments in affiliated issuers (Note 5) and $65,455,236 of securities loaned (identified cost $1,203,157,883)		$1,233,054,059
Cash		14,347
Cash denominated in foreign currency (identified cost $370,728)		404,127
Income receivable		7,893,165
Receivable for shares sold		1,686,544
Prepaid expenses		31,017

TOTAL ASSETS		1,243,083,259

Liabilities:
Payable for investments purchased	$7,621,168
Payable for shares redeemed	1,262,485
Income distribution payable	2,257,166
Payable on collateral due to broker	66,808,990
Payable for portfolio accounting fees (Note 5)	10,152
Payable for distribution services fee (Note 5)	106,792
Payable for shareholder services fee (Note 5)	130,034

TOTAL LIABILITIES		78,196,787

Net assets for 108,333,698 shares outstanding		$1,164,886,472

Net Assets Consist of:
Paid in capital		$1,139,788,714
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		29,956,686
Accumulated net realized loss on investments and foreign currency transactions		(5,246,386)
Undistributed net investment income		387,458

TOTAL NET ASSETS		$1,164,886,472

Statement of Assets and Liabilities -- continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($509,353,921 ÷ 47,369,347 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share	$10.75

Institutional Service Shares:
Net asset value per share ($442,610,986 ÷ 41,160,948 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share	$10.75

Class A Shares:
Net asset value per share ($94,712,551 ÷ 8,808,985 shares outstanding)	$10.75

Offering price per share (100/95.50 of $10.75)[1]	$11.26

Redemption proceeds per share	$10.75

Class B Shares:
Net asset value per share ($71,646,338 ÷ 6,663,815 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share (94.50/100 of $10.75)[1]	$10.16

Class C Shares:
Net asset value per share ($32,713,858 ÷ 3,042,676 shares outstanding)	$10.75

Offering price per share (100/99.00 of $10.75)[1]	$10.86

Redemption proceeds per share (99.00/100 of $10.75)[1]	$10.64

Class K Shares:
Net asset value per share ($13,848,818 ÷ 1,287,927 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share	$10.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Interest (including income on securities loaned of $1,631)		$28,103,308
Dividends (including income received from affiliated issuers of $23,569,529) (Note 5)		23,636,362
Income allocated from partnership (Note 5)		385,905

TOTAL INCOME		52,125,575

Expenses:
Investment adviser fee (Note 5)	$4,107,204
Administrative personnel and services fee (Note 5)	776,566
Custodian fees	57,007
Transfer and dividend disbursing agent fees and expenses -- Institutional Shares (Note 5)	202,303
Transfer and dividend disbursing agent fees and expenses -- Institutional Service Shares (Note 5)	164,683
Transfer and dividend disbursing agent fees and expenses -- Class A Shares (Note 5)	43,440
Transfer and dividend disbursing agent fees and expenses -- Class B Shares (Note 5)	37,168
Transfer and dividend disbursing agent fees and expenses -- Class C Shares (Note 5)	14,908
Transfer and dividend disbursing agent fees and expenses -- Class K Shares (Note 5)	4,894
Directors'/Trustees' fees	8,274
Auditing fees	6,727
Legal fees	6,241
Portfolio accounting fees (Note 5)	189,411
Distribution services fee--Institutional Service Shares (Note 5)	897,945
Distribution services fee--Class A Shares (Note 5)	193,647
Distribution services fee--Class B Shares (Note 5)	514,726
Distribution services fee--Class C Shares (Note 5)	197,784
Distribution services fee--Class K Shares (Note 5)	8,314
Shareholder services fee--Institutional Shares (Note 5)	1,233,597
Shareholder services fee--Institutional Service Shares (Note 5)	897,945
Shareholder services fee--Class A Shares (Note 5)	193,647
Shareholder services fee--Class B Shares (Note 5)	171,575
Shareholder services fee--Class C Shares (Note 5)	65,928
Share registration costs	136,853
Printing and postage	100,973
Insurance premiums	3,063
Taxes	71,877
Miscellaneous	6,020

TOTAL EXPENSES BEFORE ALLOCATION	10,312,720

Expenses allocated from partnership	2,284

TOTAL EXPENSES	10,315,004

Statement of Operations -- continued

Waivers/Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,182,066)
Waiver of administrative personnel and services fee	(3,509)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(28,713)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(39,482)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(2,835)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(2,467)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(998)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(189)
Waiver of distribution services fee--Institutional Service Shares	(718,356)
Waiver of shareholder services fee--Institutional Shares	(1,233,597)

TOTAL WAIVERS AND REIMBURSEMENT		$(4,212,212)

Net expenses			$6,102,792

Net investment income			46,022,783

Realized and Unrealized Gain on Investments and Foreign Currency Translation:
Net realized gain on investments and foreign currency transactions			4,599,121
Net realized gain allocated from partnership			148,963
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,816,471

Net realized and unrealized gain on investments and foreign currency translation			6,564,555

Change in net assets resulting from operations			$52,587,338

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,022,783	$39,261,758
Net realized gain (loss) on investments including allocation from partnership and foreign currency transactions	4,748,084	(8,390,133)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,816,471	9,302,678

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,587,338	40,174,303

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,708,449)	(22,959,181)
Institutional Service Shares	(16,057,470)	(12,384,043)
Class A Shares	(3,308,045)	(1,325,398)
Class B Shares	(2,584,971)	(1,470,403)
Class C Shares	(959,987)	(449,381)
Class K Shares	(63,122)	--
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	--	(1,701,096)
Institutional Service Shares	--	(939,077)
Class A Shares	--	(37,668)
Class B Shares	--	(65,087)
Class C Shares	--	(22,825)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,682,044)	(41,354,159)

Statement of Changes in Net Assets -- continued

Share Transactions:
Proceeds from sale of shares	$623,887,408	$509,266,063
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank	--	8,424,916
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank	--	7,237,578
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	6,840,796	--
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	64,075,774	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	1,277,385	--
Proceeds from shares issued in connection with the taxable transfer of assets from Founders	629,074	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Bank	16,177,030	--
Net asset value of shares issued to shareholders in payment of distributions declared	22,372,713	17,441,159
Cost of shares redeemed	(399,564,861)	(279,687,892)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	335,695,319	262,681,824

Change in net assets	341,600,613	261,501,968

Net Assets:
Beginning of period	823,285,859	561,783,891

End of period (including undistributed net investment income of $387,458 and $769,716, respectively)	$1,164,886,472	$823,285,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Fixed-Income Fund Common Trust and a taxable transfer of assets from the Second National Bank Pension Fixed-Income Fund Common Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
793,307	681,504	$8,424,916	$7,237,578	$602,283

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$797,294,442	$15,662,494	$812,956,936

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On June 23, 2003, the Fund received a tax-free transfer of assets from the United Trust Bank Fixed-Income Fund A Common Trust and United Trust Bank EB Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
Institutional Shares	620,199	$6,840,796	$ 429,746

Institutional Service Shares	5,809,227	$64,075,774	$3,972,294

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,063,163,494	$70,916,570	$1,134,080,064

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Government Securities-Personal Trust Common Trust Fund and a taxable transfer of assets from the Founders Government Securities-Retirement Trust Common Trust Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Service Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
118,058	58,140	$1,277,385	$629,074	$5,743

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,139,809,010	$1,906,459	$1,141,715,469

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Bond Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received[1]
1,495,104	$16,177,030	$537,833

Net Assets of Fund Prior to Combination	Net Assets of Riggs Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,126,454,883	$16,177,030	$1,142,631,913

1 Unrealized appreciation is included in the Tax-Free Transfer of Riggs Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding Federated Mortgage Core Portfolio is availiable upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$65,455,236	$66,808,990

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class K Shares	1,000,000,000
TOTAL	6,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,560,102	$244,230,985	20,846,348	$219,601,801
Shares issued in connection with the tax-free transfer of assets from Second National Bank	--	--	793,307	8,424,916
Shares issued in connection with the taxable transfer of assets from Second National Bank	--	--	681,504	7,237,578
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Employee Bond Fund	620,199	6,840,796	--	--
Shares issued to shareholders in payment of distributions declared	568,477	6,145,109	670,467	7,067,574
Shares redeemed	(18,056,517)	(194,521,811)	(13,823,673)	(145,580,142)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,692,261	$62,695,079	9,167,953	$96,751,727

Year Ended November 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,411,036	$231,051,666	16,540,236	$174,121,973
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Fixed Income Fund A	5,809,227	64,075,774	--	--
Shares issued in connection with the tax-free transfer of assets from Founders Government Securities--Personal Trust	118,058	1,277,385	--	--
Shares issued in connection with the taxable transfer of assets from Founders Government Securities--Retirement Trust	58,140	629,074	--	--
Shares issued in connection with the tax-free transfer of assets from Riggs Bond Fund	1,495,104	16,177,030	--	--
Shares issued to shareholders in payment of distributions declared	1,006,402	10,877,698	744,119	7,848,537
Shares redeemed	(12,576,112)	(135,877,771)	(11,278,182)	(118,693,308)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	17,321,855	$188,210,856	6,006,173	$63,277,202

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,974,269	$64,560,078	5,676,655	$59,830,843
Shares issued to shareholders in payment of distributions declared	258,708	2,795,022	101,829	1,078,757
Shares redeemed	(3,141,326)	(33,901,279)	(744,683)	(7,876,926)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,091,651	$33,453,821	5,033,801	$53,032,674

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,468,482	$37,554,448	4,117,824	$43,403,771
Shares issued to shareholders in payment of distributions declared	171,604	1,854,378	106,188	1,120,993
Shares redeemed	(1,909,180)	(20,514,400)	(496,620)	(5,238,118)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,730,906	$18,894,426	3,727,392	$39,286,646

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,975,647	$32,309,877	1,168,545	$12,307,675
Shares issued to shareholders in payment of distributions declared	58,988	637,389	30,826	325,298
Shares redeemed	(1,336,995)	(14,362,203)	(218,232)	(2,299,398)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,697,640	$18,585,063	981,139	$10,333,575

Period Ended November 30	2003[1]		11/30/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,318,135	$14,180,354	--	--
Shares issued to shareholders in payment of distributions declared	5,871	63,117	--	--
Shares redeemed	(36,079)	(387,397)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,287,927	$13,856,074	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	30,822,240	$335,695,319	24,916,458	$262,681,824

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$275,091	$277,003	$(552,094)

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income	$46,682,044	$40,369,400

Long-term capital gains	$ --	$ 984,759

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 2,644,625

Net unrealized appreciation	$28,774,321

Capital loss carryforward	$ 4,064,021

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $1,204,340,248. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $28,713,811. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,891,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,177,619.

At November 30, 2003, the Fund had a capital loss carryforward of $4,064,021 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Prime Value Obligations Fund	$806,835

Federated Mortgage Core Portfolio	$17,192,481

High Yield Bond Portfolio	$5,570,213

Emerging Markets Fixed Income Core Fund	$385,905

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million

0.125%	on the next $250 million

0.100%	on the next $250 million

0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $72,261 and $700,796, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, Class B, Class C and Class K Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%
Class K	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the year ended November 30, 2003, FSC retained $66,266 in sales charges from the sale of Class A Shares. FSC also retained $6,537 of contingent deferred sales charges relating to redemptions of Class A Shares and $6,868 relating to redemption of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$786,480,044

Sales	$570,718,640

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 0.26% of the distributions from net investment income paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of November 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 23, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions:Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28123 (1/04)

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1993

A Portfolio of Federated Total Return Series, Inc.

10TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended
	2003	2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14	(0.02)	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.60	0.57	0.24

Less Distributions:
Distributions from net investment income	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.47)	(0.63)	(0.17)

Net Asset Value, End of Period	$10.75	$10.62	$10.68

Total Return[2]	5.69%	5.58%	2.29%

Ratios to Average Net Assets:

Expenses	0.87%	0.85%	0.85%[3]

Net investment income	4.20%	5.69%	5.82%[3]

Expense waiver/reimbursement[4]	0.21%	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$94,713	$60,728	$7,302

Portfolio turnover	60%	74%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to
November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended
	2003	2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.13	(0.02)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.54	0.52	0.31

Less Distributions:
Distributions from net investment income	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.58)	(0.18)

Net Asset Value, End of Period	$10.75	$10.62	$10.68

Total Return[2]	5.16%	5.05%	2.90%

Ratios to Average Net Assets:

Expenses	1.37%	1.35%	1.35%[3]

Net investment income	3.70%	5.15%	5.13%[3]

Expense waiver/reimbursement[4]	0.21%	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$71,646	$52,396	$12,877

Portfolio turnover	60%	74%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to
November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended
	2003	2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.13	(0.02)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.54	0.52	0.30

Less Distributions:
Distributions from net investment income	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.58)	(0.18)

Net Asset Value, End of Period	$10.75	$10.62	$10.68

Total Return[2]	5.16%	5.05%	2.82%

Ratios to Average Net Assets:

Expenses	1.37%	1.35%	1.35%[3]

Net investment income	3.64%	5.15%	5.07%[3]

Expense waiver/reimbursement[4]	0.21%	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$32,714	$14,287	$3,887

Portfolio turnover	60%	74%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to
November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended
	11/30/2003	[1]
Net Asset Value, Beginning of Period	$10.76
Income From Investment Operations:
Net investment income	0.28
Net realized and unrealized loss on investments and foreign currency	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.26

Less Distributions:
Distributions from net investment income	(0.27)

Net Asset Value, End of Period	$10.75

Total Return[2]	2.39%

Ratios to Average Net Assets

Expenses	1.10%	[3]

Net investment income	4.22%	[3]

Expense waiver/reimbursement[4]	0.21%	[3]

Supplemental Data

Net assets, end of period (000 omitted)	$13,849

Portfolio turnover	60%	[5]

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The Federated Total Return Bond Fund's Class A, B, C and K Shares, posted total returns for the 12-month reporting period ended November 30, 2003 of 5.69%, 5.16%, 5.16% and 5.34%, respectively, based on net asset value, versus a 5.61% return for the Lipper Intermediate Investment Grade Debt Category Average.1,2 In addition, the fund's performance was commensurate with the 5.18% return of its benchmark, the Lehman Brothers Aggregate Bond Index.3 The primary reasons for the relative performance were the duration and sector allocation decisions.4 Anticipating a rising rate environment due to stronger economic activity and higher corporate earnings, the Fund largely maintained a portfolio less sensitive to interest rates along with greater economic sensitivity relative to its benchmark index. This resulted in a duration target neutral to slightly shorter than the benchmark, with a sector allocation which over-weighted corporate bonds and under-weighted U.S. government securities. As a result, the fund generated both above average income and total return relative to its peer group and benchmark index.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., less any applicable sales charge) for Class A, B and C Shares were 0.93%, (0.34)%, and 3.09%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

3 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns[4] for the Year Ended 11/30/2003
1 Year	0.93%
Start of Performance (8/16/2001)	3.83%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns[4] for the Year Ended 11/30/2003
1 Year	(0.34)%
Start of Performance (8/3/2001)	4.05%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 4.00% on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns[4] for the Year Ended 11/30/2003
1 Year	3.09%
Start of Performance (8/2/2001)	5.15%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS K SHARES

The Fund's Class K Shares commenced operation on April 7, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class K Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns for the Year Ended 11/30/2003
1 Year	5.33%
5 Years	5.32%
Start of Performance (10/1/1996)	6.53%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investments

November 30, 2003

Principal Amount			Value
		CORPORATE BONDS--28.7%
		Basic Industry - Chemicals--0.3%
$400,000		PPG Industries, Inc., Note, 6.75%, 8/15/2004	$412,940
2,800,000	[1]	Praxair, Inc., 3.95%, 6/1/2013	2,610,104
300,000		Sherwin-Williams Co., Sr. Note, 6.85%, 2/1/2007	331,614

		TOTAL	3,354,658

		Basic Industry - Metals & Mining--0.6%
1,034,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,159,011
1,000,000		Inco Ltd., 5.70%, 10/15/2015	1,005,680
4,760,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,891,947

		TOTAL	7,056,638

		Basic Industry - Paper--0.7%
380,000		Westvaco Corp., 7.65%, 3/15/2027	438,999
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,398,610
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,980,992
700,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	728,938

		TOTAL	7,547,539

		Capital Goods - Aerospace & Defense--0.5%
500,000	[1]	Boeing Capital Corp., 6.50%, 2/15/2012	546,810
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,000,760
900,000		Raytheon Co., 8.20%, 3/1/2006	1,002,096
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	341,474
2,425,000	[1]	Raytheon Co., Note, 6.75%, 8/15/2007	2,665,681

		TOTAL	5,556,821

		Capital Goods -- Building Materials--0.0%
200,000		Vulcan Materials Co., 6.00%, 4/1/2009	215,060

		Capital Goods - Construction Machinery--0.0%
100,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	103,814

		Capital Goods - Diversified Manufacturing--0.4%
500,000	[1]	Honeywell International, Inc., Bond, 6.125%, 11/1/2011	547,025
4,400,000	[2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	4,512,904

		TOTAL	5,059,929

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.6%
$1,000,000		Republic Services, Inc., 7.125%, 5/15/2009	$1,143,940
400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	416,272
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,451,138
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,147,690
2,048,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,390,856

		TOTAL	6,549,896

		Communications - Media & Cable--1.4%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,980,738
4,200,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	4,622,604
2,000,000	[1]	Comcast Corp., 6.50%, 1/15/2015	2,150,400
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,933,295
1,680,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,921,282
3,150,000	[1]	Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,512,250

		TOTAL	16,120,569

		Communications - Media Noncable--0.6%
300,000	[1]	News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	365,406
500,000		New York Times Co., Unsecd. Note, 7.625%, 3/15/2005	534,580
550,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	621,577
4,296,000		Univision Communications, Inc., 7.85%, 7/15/2011	4,975,198

		TOTAL	6,496,761

		Communications - Telecom Wirelines--1.0%
900,000		Citizens Communications Co., 9.00%, 8/15/2031	1,176,012
2,100,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	2,358,027
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,416,400
970,000	[2]	Telefonos de Mexico, 4.50%, 11/19/2008	969,428
3,400,000	[1]	Verizon Global Funding, Note, 7.25%, 12/1/2010	3,889,396

		TOTAL	11,809,263

		Conglomerates--0.1%
1,600,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,691,824

		Consumer Cyclical - Automotive--0.6%
3,850,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,974,624
1,750,000	[1]	Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,777,703
100,000		Ford Holdings, Inc., Deb., 9.30%, 3/1/2030	108,791
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$200,000	[1]	Ford Motor Co., Deb., 6.50%, 8/1/2018	$191,198
200,000	[1]	Ford Motor Co., Deb., 8.90%, 1/15/2032	218,538
650,000		Hertz Corp., 8.25%, 6/1/2005	691,489
550,000	[1]	Hertz Corp., Note, 7.625%, 8/15/2007	597,514

		TOTAL	7,559,857

		Consumer Cyclical - Entertainment--0.8%
1,250,000	[1]	AOL Time Warner, Inc., 5.625%, 5/1/2005	1,307,575
2,000,000	[1]	AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,267,500
3,400,000	[2]	Carnival Corp., 3.75%, 11/15/2007	3,398,096
2,000,000		International Speedway Corp., 7.875%, 10/15/2004	2,093,960

		TOTAL	9,067,131

		Consumer Cyclical - Retailers--0.4%
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,318,932
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	370,000
3,000,000	[1]	Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	2,956,800

		TOTAL	4,645,732

		Consumer Non - Consumer Products--0.2%
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,208,780
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	187,487
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	252,718

		TOTAL	2,648,985

		Consumer Non - Food/Beverage--0.4%
3,500,000	[1]	Kellogg Co., 7.45%, 4/1/2031	4,141,445

		Consumer Non - Healthcare--0.3%
900,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	944,361
1,300,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	1,290,198
1,500,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	1,645,290

		TOTAL	3,879,849

		Consumer Non - Pharmaceuticals--0.0%
50,000		Merck & Co., Inc., Note, 5.25%, 7/1/2006	53,134
100,000		Merck & Co., Inc., Sr. Deb., 6.40%, 3/1/2028	108,804

		TOTAL	161,938

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non - Supermarkets--0.0%
$150,000	[1]	Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	$170,711

		Consumer Non - Tobacco--0.1%
885,000	[1]	Altria Group, Inc., 5.625%, 11/4/2008	890,876

		Education--0.2%
1,800,000		Boston University, 7.625%, 7/15/2097	2,104,704

		Electronics--0.0%
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	116,097

		Energy - Independent--0.6%
4,000,000	[1]	Devon Financing Corp., 7.875%, 9/30/2031	4,745,800
1,650,000	[1]	Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,951,125

		TOTAL	6,696,925

		Energy - Integrated--1.8%
100,000	[1]	BP Amoco PLC, Deb., 8.75%, 3/1/2032	137,685
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,875,628
4,550,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,260,619
4,418,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,190,973
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,108,920
4,000,000		Petro-Canada, Bond, 5.35%, 7/15/2033	3,530,600
300,000		Questar Corp., Series MTNB, 6.57%, 9/26/2011	318,495
160,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	160,958
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	836,198

		TOTAL	21,420,076

		Energy - Refining--0.2%
2,100,000		Valero Energy Corp., 7.50%, 4/15/2032	2,302,020

		Finance - Automotive--2.8%
1,000,000	[1]	Ford Motor Credit Co., 7.00%, 10/1/2013	1,016,900
12,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	12,665,520
250,000		Ford Motor Credit Co., Note, 6.20%, 1/23/2008	256,005
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	212,024
400,000	[1]	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	399,424
500,000		Ford Motor Credit Co., Unsecd. Note, 6.75%, 5/15/2005	524,055
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	209,818
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$1,100,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	$1,123,749
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	2,071,040
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,071,150
1,900,000	[1]	General Motors Acceptance Corp., 8.00%, 11/1/2031	2,000,700
400,000	[1]	General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007	423,684
200,000	[1]	General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	199,578
9,950,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	10,609,784
100,000		General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	109,758
100,000		General Motors Acceptance Corp., Sr. Note, Series SMN, 5.75%, 10/15/2008	99,690

		TOTAL	32,992,879

		Financial Institution - Banking--3.5%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	156,202
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,184,103
1,100,000	[1]	Bank One Corp., Note, 6.00%, 8/1/2008	1,208,240
500,000		Bank One Corp., Note, 7.60%, 5/1/2007	565,715
875,000	[1]	Bank of America Corp., 3.875%, 1/15/2008	885,745
400,000		Bank of America Corp., Sub. Note, 6.375%, 2/15/2008	442,688
310,000		BankBoston Corp., Sub. Note, 6.625%, 2/1/2004	312,644
1,250,000	[2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	1,531,025
366,000	[1]	Chase Manhattan Corp., 7.25%, 6/1/2007	410,912
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	280,722
775,000		Citicorp, Sub. Note, 7.00%, 7/1/2007	868,775
500,000		Citicorp, Sub. Note, 7.125%, 3/15/2004	507,850
50,000		Citicorp, Sub. Note, Series F, 6.375%, 11/15/2008	55,416
150,000	[1]	Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	162,205
1,000,000	[1]	Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	1,106,170
4,000,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	4,274,880
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,714,933
970,000		Fleet National Bank, Series BKNT, 5.75%, 1/15/2009	1,052,266
50,000		Fleet National Bank, Sub. Note, 6.50%, 12/19/2007	55,270
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,117,360
200,000		J.P. Morgan Chase & Co., Sub. Note, 6.00%, 2/15/2009	217,090
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	107,554
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.50%, 8/1/2005	$289,652
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,961,820
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,481,050
1,457,402	[2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,684,087
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.75%, 7/17/2006	329,778
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	332,616
500,000		SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008	554,685
100,000		U.S. Bancorp, Sub. Note, 8.00%, 7/2/2004	103,953
500,000		U.S. Bank N.A., Sub. Note, 5.70%, 12/15/2008	541,145
1,700,000		Union Planters Corp., 4.375%, 12/1/2010	1,676,353
300,000		Wachovia Corp., Note, 7.55%, 8/18/2005	327,228
395,000	[1]	Wachovia Corp., Sub. Note, 6.40%, 4/1/2008	437,723
4,730,000	[1]	Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	5,383,497

		TOTAL	40,321,352

		Financial Institution - Brokerage--1.5%
2,300,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,441,082
100,000		Bear Stearns Cos., Inc., Note, 6.625%, 10/1/2004	103,964
200,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	202,524
500,000		Bear Stearns Cos., Inc., Sr. Note, 6.625%, 1/15/2004	503,165
200,000		Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007	222,722
2,000,000	[2]	Fidelity Investments, Bond, 7.57%, 6/15/2029	2,381,080
2,500,000	[1]	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,495,250
1,500,000	[1]	Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,667,070
100,000	[1]	Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	113,108
1,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	1,122,440
100,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	112,499
530,000	[1]	Lehman Brothers Holdings, Inc., Note, 6.625%, 1/18/2012	592,211
100,000	[1]	Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	108,282
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	464,796
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	314,385
100,000		Merrill Lynch & Co., Inc., 5.46%, 5/7/2004	101,839
1,000,000	[1]	Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,089,430
50,000	[1]	Salomon Smith Barney Holdings, Inc., Note, 6.50%, 2/15/2008	55,460
500,000		Salomon, Inc., Note, 6.875%, 6/15/2005	534,845
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,440,215

		TOTAL	17,066,367

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Captive--0.2%
$2,000,000	[1]	American Express Co., 4.875%, 7/15/2013	$1,997,480

		Financial Institution - Finance Noncaptive--1.6%
3,850,000	[1]	Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,146,681
3,100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	3,104,123
500,000	[1]	Household Finance Corp., 6.40%, 6/17/2008	551,795
3,500,000	[1]	Household Finance Corp., 7.00%, 5/15/2012	3,964,940
2,750,000	[1]	Household Finance Corp., Note, 6.75%, 5/15/2011	3,072,107
500,000		Household Finance Corp., Note, 7.25%, 5/15/2006	549,505
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	154,852
500,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.25%, 5/15/2004	507,530
500,000	[1]	Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	535,670
2,050,000	[1]	MBNA Corp., 7.50%, 3/15/2012	2,297,107
100,000		Textron Financial Corp., Note, Series MTNE, 5.95%, 3/15/2004	101,258

		TOTAL	18,985,568

		Financial Institution - Insurance - Life--1.0%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,477,896
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	472,194
360,000	[2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	382,918
100,000		MetLife, Inc., Sr. Note, 6.125%, 12/1/2011	108,108
3,000,000	[2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,130,620
400,000		Principal Financial Group, 6.125%, 10/15/2033	400,324
1,850,000	[1]	Prudential Financial, Inc., 5.75%, 7/15/2033	1,715,857
1,000,000	[2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,090,220

		TOTAL	11,778,137

		Financial Institution - Insurance - P&C--0.4%
400,000		Allstate Corp., Sr. Note, 7.875%, 5/1/2005	432,628
950,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,091,028
1,000,000	[2]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,004,420
1,550,000	[1]	Travelers Property Casualty Corp., Sr. Note, 5.00%, 3/15/2013	1,540,793

		TOTAL	4,068,869

		Financial Intermediaries--0.1%
50,000		CIT Group, Inc., Note, 7.25%, 8/15/2005	54,074
50,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	54,295
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	123,463
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$100,000	[1]	CIT Group, Inc., Sr. Note, 7.125%, 10/15/2004	$104,687
505,000		International Lease Finance Corp., Note, Series MTNN, 5.32%, 12/9/2007	532,558
250,000	[1]	Morgan Stanley Group, Inc., 5.30%, 3/1/2013	252,735
50,000		Texaco Capital, Inc., 5.70%, 12/1/2008	52,954
500,000		Wells Fargo Financial, Inc., 5.625%, 2/3/2009	541,985

		TOTAL	1,716,751

		Financial Services--0.3%
750,000		Franklin Resources, Inc., 3.70%, 4/15/2008	746,797
50,000	[1]	General Electric Capital Corp., 5.35%, 3/30/2006	53,118
250,000	[1]	General Electric Capital Corp., Note, Series MTNA, 4.625%, 9/15/2009	258,185
550,000	[1]	Morgan Stanley, Unsub., 6.10%, 4/15/2006	593,428
1,500,000		SLM Corporation, 5.625%, 4/10/2007	1,612,635
500,000		Transamerica Finance Corp., Sr. Note, Series F, 6.37%, 5/14/2004	509,905

		TOTAL	3,774,068

		Industrial Products & Equipment--0.2%
2,500,000	[1]	General Electric Co., Note, 5.00%, 2/1/2013	2,513,900

		Machinery & Equipment--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	67,838

		Pharmaceutical--0.0%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	458,888

		Sovereign--0.6%
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,066,180
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,546,875
5,300,000		New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	3,886,631
900,000	[1]	Ontario, Province of, 4.375%, 2/15/2013	887,625

		TOTAL	7,387,311

		Supranational--0.1%
1,000,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,127,880

		Technology--0.3%
500,000	[1]	Hewlett-Packard Co., Note, 5.75%, 12/15/2006	537,770
2,750,000		Unisys Corp., 8.125%, 6/1/2006	3,011,250

		TOTAL	3,549,020

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology Services--0.9%
$2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	$2,337,780
3,500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,011,805
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	443,916
500,000		First Data Corp., Sr. Note, 5.625%, 11/1/2011	529,655
500,000	[1]	International Business Machines Corp., 4.875%, 10/1/2006	527,325
1,150,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	1,496,656
300,000		International Business Machines Corp., MTN, 5.40%, 10/1/2008	322,020
350,000	[1]	International Business Machines Corp., Note, 5.375%, 2/1/2009	375,302

		TOTAL	10,044,459

		Telecommunications & Cellular--0.9%
250,000		360 Communications Co., Sr. Note, 7.50%, 3/1/2006	274,490
500,000	[1]	AT&T Wireless Services, Inc., 8.75%, 3/1/2031	588,200
3,200,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	3,476,064
100,000		Alltel Corp., Deb., 7.25%, 4/1/2004	101,881
100,000	[1]	Citizens Utilities Co., Deb., 7.60%, 6/1/2006	109,734
1,000,000	[1]	Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	996,040
320,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	341,514
350,000		GTE South, Inc., Bond, 6.125%, 6/15/2007	381,384
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	107,889
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	108,967
500,000		New York Telephone Co., Deb., 6.00%, 4/15/2008	541,085
200,000		New York Telephone Co., Deb., 7.00%, 8/15/2025	205,884
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	208,802
2,834,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,418,598

		TOTAL	10,860,532

		Transportation - Airlines--0.6%
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	695,625
1,346,260		Northwest Airlines Corp., 7.935%, 4/1/2019	1,475,837
681,923		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	737,206
1,800,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,950,354
2,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,625,000

		TOTAL	6,484,022

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.2%
$1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	$2,122,431

		Utility - Electric--1.7%
800,000		Alabama Power Co., 2.80%, 12/1/2006	796,368
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,425,900
500,000		Baltimore Gas & Electric Co., Unsecd. Note, Series MTNG, 5.78%, 10/1/2008	538,415
3,500,000	[1]	Duke Energy Corp., 6.45%, 10/15/2032	3,590,615
750,000		Duke Energy Corp., Sr. Note, 5.375%, 1/1/2009	784,890
500,000		Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008	505,485
1,050,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,113,000
250,000	[2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	257,463
3,250,000	[1]	Oncor, Inc., Deb., 7.00%, 9/1/2022	3,565,803
250,000	[1]	Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	273,698
200,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 10/1/2023	208,000
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	330,255
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	2,012,120
1,000,000	[1]	Verizon Communications, Note, Series A, 5.65%, 11/15/2011	1,041,720
300,000	[1]	Verizon Communications, Sr. Note, 6.50%, 9/15/2011	328,545
100,000		Virginia Electric & Power Co., 1st Ref. Mtg., Series D, 7.50%, 6/1/2023	103,025
400,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	403,180
850,000		Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007	948,235

		TOTAL	19,226,717

		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	217,832

		TOTAL CORPORATE BONDS (IDENTIFIED COST $319,067,867)	334,131,419

		ASSET-BACKED SECURITIES--0.3%
		Asset-Backed Securities--0.0%
135,111		EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	135,732

		Credit Card--0.2%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,601,985

		Home Equity Loan--0.0%
344,512	[2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	353,232

		Manufactured Housing--0.0%
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	123,481

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Structured Product (ABS)--0.1%
$750,000	[3]	Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006	$742,230

		Utilities--0.0%
449,387		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.42%, 9/25/2008	476,535

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,971,685)	3,433,195

		GOVERNMENT AGENCIES--9.0%
715,000		Federal Farm Credit System, 9.20%, 8/22/2005	801,744
1,500,000		Federal Home Loan Bank, Bond, 2.50%, 6/18/2007	1,457,520
100,000		Federal Home Loan Bank, Bond, 4.125%, 9/22/2009	102,036
500,000		Federal Home Loan Bank, Bond, 6.225%, 4/13/2009	508,340
140,000		Federal Home Loan Bank, Bond, 7.625%, 5/14/2010	167,054
171,429		Federal Home Loan Bank, Bond, Series 1S07, 4.00%, 10/10/2007	171,530
450,000		Federal Home Loan Bank, Bond, Series 363, 4.50%, 11/15/2012	445,185
200,000		Federal Home Loan Bank, Bond, Series KS08, 5.665%, 9/11/2008	217,598
100,000		Federal Home Loan Bank, Bond, Series PJ08, 5.485%, 11/12/2008	107,998
535,000		Federal Home Loan Bank, Series NV09, 6.50%, 11/13/2009	604,234
600,000		Federal Home Loan Mortgage Corp., Note, 5.50%, 7/15/2006	643,194
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 2/13/2017	201,218
50,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.50%, 8/24/2016	51,317
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.00%, 3/28/2012	206,250
19,500,000		Federal National Mortgage Association, 3.25%, 1/15/2008	19,396,065
600,000		Federal National Mortgage Association, 3.875%, 3/15/2005	616,470
70,000		Federal National Mortgage Association, Discount Bond, 12/3/2003	70,171
26,000,000		Federal National Mortgage Association, Note, 2.15%, 7/28/2006	25,434,760
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,498,185
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	1,037,280
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,305,700
600,000		Federal National Mortgage Association, Note, 5.00%, 1/15/2007	637,320
8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	8,539,760
38,000,000		Federal National Mortgage Association, Note, 2.50%, 8/11/2006	37,684,220
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.50%, 8/15/2004	1,969,160
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal National Mortgage Association, Unsecd. Note, Series B, 6.42%, 3/9/2009	$202,628
70,000		Student Loan Marketing Association, Note, 7.30%, 8/1/2012	83,390
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,098,130

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $105,095,620)	105,258,457

		GOVERNMENTS/AGENCIES--2.2%
		Sovereign--2.2%
4,600,000		Austria, Government of, Bond, 5.00%, 1/15/2008	5,800,571
3,000,000		Canada, Government of, 5.00%, 9/1/2004	2,356,870
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	5,756,676
4,850,000		Italy, Government of, 4.50%, 5/1/2009	5,980,550
4,500,000		Italy, Government of, Bond, 5.50%, 11/1/2010	5,822,147

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,924,563)	25,716,814

		U.S. TREASURY--10.2%
		U.S. Treasury Bonds--4.7%
300,000		United States Treasury Bond, 11.75%, 11/15/2014	430,032
1,210,000		United States Treasury Bond, 8.75%, 5/15/2017	1,684,925
1,830,000		United States Treasury Bond, 8.125%, 8/15/2019	2,453,335
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,001,364
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,467,583
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,476,252
300,000		United States Treasury Bond, 6.75%, 8/15/2026	360,000
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,566,784
3,000,000		United States Treasury Bond, 6.125%, 11/15/2027	3,354,840
8,000,000		United States Treasury Bond, 5.50%, 8/15/2028	8,268,720
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,213,959
6,000,000		United States Treasury Bond, 6.25%, 5/15/2030	6,872,820
18,005,000	[1]	United States Treasury Bond, 5.375%, 2/15/2031	18,643,637

		TOTAL	54,794,251

		U.S. Treasury Notes--5.5%
500,000		United States Treasury Note, 3.00%, 1/31/2004	501,660
1,000,000		United States Treasury Note, 5.25%, 5/15/2004	1,018,950
1,000,000		United States Treasury Note, 5.875%, 11/15/2004	1,042,270
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$1,000,000		United States Treasury Note, 6.50%, 5/15/2005	$1,069,690
44,780,000		United States Treasury Note, 1.625%, 9/30/2005	44,556,100
1,000,000		United States Treasury Note, 5.75%, 11/15/2005	1,072,190
1,500,000		United States Treasury Note, 4.625%, 5/15/2006	1,584,615
6,300,000	[1]	United States Treasury Note, 3.50%, 11/15/2006	6,477,156
1,100,000		United States Treasury Note, 6.25%, 2/15/2007	1,222,551
295,000		United States Treasury Note, 4.375%, 5/15/2007	310,626
1,100,000		United States Treasury Note, 6.125%, 8/15/2007	1,226,324
1,600,000		United States Treasury Note, 3.25%, 8/15/2007	1,621,504
100,000		United States Treasury Note, 5.50%, 5/15/2009	110,547
100,000		United States Treasury Note, 6.00%, 8/15/2009	112,672
215,000		United States Treasury Note, 5.75%, 8/15/2010	239,624
310,000		United States Treasury Note, 5.00%, 2/15/2011	330,829
365,000		United States Treasury Note, 4.875%, 2/15/2012	384,334
295,000		United States Treasury Note, 4.375%, 8/15/2012	299,195
571,000		United States Treasury Note, 3.625%, 5/15/2013	547,355

		TOTAL	63,728,192

		TOTAL U.S. TREASURY (IDENTIFIED COST $116,669,390)	118,522,443

		MORTGAGE BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corp.--0.0%
4,541		Federal Home Loan Mortgage Corp., Pool G40281, 6.50%, 7/1/2004	4,563

		Federal National Mortgage Assoc.--0.0%
83,099		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	88,851

		Government National Mortgage Assoc.--0.2%
200,295		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	215,380
10,763		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	11,699
34,780		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	37,399
5,389		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	5,783
8,519		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	9,141
4,721		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	5,123
Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--continued
		Government National Mortgage Assoc.--continued
$879,017		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	$925,354
35,174		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	37,458
55,962		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	58,912
13,982		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	14,712
741,811		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	702,406
493,404		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	525,637

		TOTAL	2,549,004

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $2,541,684)	2,642,418

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
		Asset-Backed Securities--0.0%
491,217		Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	491,526

		Federal Home Loan Mortgage Corp.--0.1%
820,944		Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	847,206

		Federal National Mortgage Assoc.--0.0%
95,803		Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	105,496
35,229		Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	38,616

		TOTAL	144,112

		Non-Agency Mortgage--0.0%
63,315	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.0769%, 1/28/2025	48,476

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,523,690)	1,531,320

		PREFERRED STOCKS--0.1%
		Financial Institution - Brokerage--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, Quarterly Dividend (IDENTIFIED COST $1,003,086)	1,129,407

Principal Amount or Shares			Value
		MUNICIPALS--0.1%
		Education--0.1%
$$725,000		Harvard University, Revenue Bonds, 8.125%, 4/15/2007 (IDENTIFIED COST $839,441)	$839,441

		MUTUAL FUNDS--54.9%[4]
1,784,949		Emerging Markets Fixed Income Core Fund	25,687,107
37,161,865		Federated Mortgage Core Portfolio	376,821,311
80,826,099		Prime Value Obligations Fund, IS Shares	80,826,099
66,808,990		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	66,808,990
13,134,061		High Yield Bond Portfolio	89,705,638

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $631,520,857)	639,849,145

		TOTAL INVESTMENTS--105.8% (IDENTIFIED COST $1,203,157,883)[5]	1,233,054,059

		OTHER ASSETS AND LIABILITIES - NET--(5.8)%	(68,167,587)

		NET ASSETS--100%	$1,164,886,472

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At November 30, 2003, these securities amounted to $20,743,969 which represents 1.8% of total net assets.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to 1,204,340,248.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

ABS	--Asset-Backed Securities
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $639,849,145 of investments in affiliated issuers (Note 5) and $65,455,236 of securities loaned (identified cost $1,203,157,883)		$1,233,054,059
Cash		14,347
Cash denominated in foreign currency (identified cost $370,728)		404,127
Income receivable		7,893,165
Receivable for shares sold		1,686,544
Prepaid expenses		31,017

TOTAL ASSETS		1,243,083,259

Liabilities:
Payable for investments purchased	$7,621,168
Payable for shares redeemed	1,262,485
Income distribution payable	2,257,166
Payable on collateral due to broker	66,808,990
Payable for portfolio accounting fees (Note 5)	10,152
Payable for distribution services fee (Note 5)	106,792
Payable for shareholder services fee (Note 5)	130,034

TOTAL LIABILITIES		78,196,787

Net assets for 108,333,698 shares outstanding		$1,164,886,472

Net Assets Consist of:
Paid in capital		$1,139,788,714
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		29,956,686
Accumulated net realized loss on investments and foreign currency transactions		(5,246,386)
Undistributed net investment income		387,458

TOTAL NET ASSETS		$1,164,886,472

Statement of Assets and Liabilities -- continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($509,353,921 ÷ 47,369,347 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share	$10.75

Institutional Service Shares:
Net asset value per share ($442,610,986 ÷ 41,160,948 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share	$10.75

Class A Shares:
Net asset value per share ($94,712,551 ÷ 8,808,985 shares outstanding)	$10.75

Offering price per share (100/95.50 of $10.75)[1]	$11.26

Redemption proceeds per share	$10.75

Class B Shares:
Net asset value per share ($71,646,338 ÷ 6,663,815 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share (94.50/100 of $10.75)[1]	$10.16

Class C Shares:
Net asset value per share ($32,713,858 ÷ 3,042,676 shares outstanding)	$10.75

Offering price per share (100/99.00 of $10.75)[1]	$10.86

Redemption proceeds per share (99.00/100 of $10.75)[1]	$10.64

Class K Shares:
Net asset value per share ($13,848,818 ÷ 1,287,927 shares outstanding)	$10.75

Offering price per share	$10.75

Redemption proceeds per share	$10.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Interest (including income on securities loaned of $1,631)		$28,103,308
Dividends (including income received from affiliated issuers of $23,569,529) (Note 5)		23,636,362
Income allocated from partnership (Note 5)		385,905

TOTAL INCOME		52,125,575

Expenses:
Investment adviser fee (Note 5)	$4,107,204
Administrative personnel and services fee (Note 5)	776,566
Custodian fees	57,007
Transfer and dividend disbursing agent fees and expenses -- Institutional Shares (Note 5)	202,303
Transfer and dividend disbursing agent fees and expenses -- Institutional Service Shares (Note 5)	164,683
Transfer and dividend disbursing agent fees and expenses -- Class A Shares (Note 5)	43,440
Transfer and dividend disbursing agent fees and expenses -- Class B Shares (Note 5)	37,168
Transfer and dividend disbursing agent fees and expenses -- Class C Shares (Note 5)	14,908
Transfer and dividend disbursing agent fees and expenses -- Class K Shares (Note 5)	4,894
Directors'/Trustees' fees	8,274
Auditing fees	6,727
Legal fees	6,241
Portfolio accounting fees (Note 5)	189,411
Distribution services fee--Institutional Service Shares (Note 5)	897,945
Distribution services fee--Class A Shares (Note 5)	193,647
Distribution services fee--Class B Shares (Note 5)	514,726
Distribution services fee--Class C Shares (Note 5)	197,784
Distribution services fee--Class K Shares (Note 5)	8,314
Shareholder services fee--Institutional Shares (Note 5)	1,233,597
Shareholder services fee--Institutional Service Shares (Note 5)	897,945
Shareholder services fee--Class A Shares (Note 5)	193,647
Shareholder services fee--Class B Shares (Note 5)	171,575
Shareholder services fee--Class C Shares (Note 5)	65,928
Share registration costs	136,853
Printing and postage	100,973
Insurance premiums	3,063
Taxes	71,877
Miscellaneous	6,020

TOTAL EXPENSES BEFORE ALLOCATION	10,312,720

Expenses allocated from partnership	2,284

TOTAL EXPENSES	10,315,004

Statement of Operations -- continued

Waivers/Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,182,066)
Waiver of administrative personnel and services fee	(3,509)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(28,713)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(39,482)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(2,835)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(2,467)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(998)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(189)
Waiver of distribution services fee--Institutional Service Shares	(718,356)
Waiver of shareholder services fee--Institutional Shares	(1,233,597)

TOTAL WAIVERS AND REIMBURSEMENT		$(4,212,212)

Net expenses			$6,102,792

Net investment income			46,022,783

Realized and Unrealized Gain on Investments and Foreign Currency Translation:
Net realized gain on investments and foreign currency transactions			4,599,121
Net realized gain allocated from partnership			148,963
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,816,471

Net realized and unrealized gain on investments and foreign currency translation			6,564,555

Change in net assets resulting from operations			$52,587,338

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,022,783	$39,261,758
Net realized gain (loss) on investments including allocation from partnership and foreign currency transactions	4,748,084	(8,390,133)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,816,471	9,302,678

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,587,338	40,174,303

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,708,449)	(22,959,181)
Institutional Service Shares	(16,057,470)	(12,384,043)
Class A Shares	(3,308,045)	(1,325,398)
Class B Shares	(2,584,971)	(1,470,403)
Class C Shares	(959,987)	(449,381)
Class K Shares	(63,122)	--
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	--	(1,701,096)
Institutional Service Shares	--	(939,077)
Class A Shares	--	(37,668)
Class B Shares	--	(65,087)
Class C Shares	--	(22,825)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,682,044)	(41,354,159)

Statement of Changes in Net Assets -- continued

Share Transactions:
Proceeds from sale of shares	$623,887,408	$509,266,063
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank	--	8,424,916
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank	--	7,237,578
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	6,840,796	--
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	64,075,774	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	1,277,385	--
Proceeds from shares issued in connection with the taxable transfer of assets from Founders	629,074	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Bank	16,177,030	--
Net asset value of shares issued to shareholders in payment of distributions declared	22,372,713	17,441,159
Cost of shares redeemed	(399,564,861)	(279,687,892)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	335,695,319	262,681,824

Change in net assets	341,600,613	261,501,968

Net Assets:
Beginning of period	823,285,859	561,783,891

End of period (including undistributed net investment income of $387,458 and $769,716, respectively)	$1,164,886,472	$823,285,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Fixed-Income Fund Common Trust and a taxable transfer of assets from the Second National Bank Pension Fixed-Income Fund Common Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
793,307	681,504	$8,424,916	$7,237,578	$602,283

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$797,294,442	$15,662,494	$812,956,936

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On June 23, 2003, the Fund received a tax-free transfer of assets from the United Trust Bank Fixed-Income Fund A Common Trust and United Trust Bank EB Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
Institutional Shares	620,199	$6,840,796	$ 429,746

Institutional Service Shares	5,809,227	$64,075,774	$3,972,294

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,063,163,494	$70,916,570	$1,134,080,064

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Government Securities-Personal Trust Common Trust Fund and a taxable transfer of assets from the Founders Government Securities-Retirement Trust Common Trust Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Service Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
118,058	58,140	$1,277,385	$629,074	$5,743

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,139,809,010	$1,906,459	$1,141,715,469

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Bond Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received[1]
1,495,104	$16,177,030	$537,833

Net Assets of Fund Prior to Combination	Net Assets of Riggs Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,126,454,883	$16,177,030	$1,142,631,913

1 Unrealized appreciation is included in the Tax-Free Transfer of Riggs Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$65,455,236	$66,808,990

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class K Shares	1,000,000,000
TOTAL	6,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,560,102	$244,230,985	20,846,348	$219,601,801
Shares issued in connection with the tax-free transfer of assets from Second National Bank	--	--	793,307	8,424,916
Shares issued in connection with the taxable transfer of assets from Second National Bank	--	--	681,504	7,237,578
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Employee Bond Fund	620,199	6,840,796	--	--
Shares issued to shareholders in payment of distributions declared	568,477	6,145,109	670,467	7,067,574
Shares redeemed	(18,056,517)	(194,521,811)	(13,823,673)	(145,580,142)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,692,261	$62,695,079	9,167,953	$96,751,727

Year Ended November 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,411,036	$231,051,666	16,540,236	$174,121,973
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Fixed Income Fund A	5,809,227	64,075,774	--	--
Shares issued in connection with the tax-free transfer of assets from Founders Government Securities--Personal Trust	118,058	1,277,385	--	--
Shares issued in connection with the taxable transfer of assets from Founders Government Securities--Retirement Trust	58,140	629,074	--	--
Shares issued in connection with the tax-free transfer of assets from Riggs Bond Fund	1,495,104	16,177,030	--	--
Shares issued to shareholders in payment of distributions declared	1,006,402	10,877,698	744,119	7,848,537
Shares redeemed	(12,576,112)	(135,877,771)	(11,278,182)	(118,693,308)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	17,321,855	$188,210,856	6,006,173	$63,277,202

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,974,269	$64,560,078	5,676,655	$59,830,843
Shares issued to shareholders in payment of distributions declared	258,708	2,795,022	101,829	1,078,757
Shares redeemed	(3,141,326)	(33,901,279)	(744,683)	(7,876,926)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,091,651	$33,453,821	5,033,801	$53,032,674

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,468,482	$37,554,448	4,117,824	$43,403,771
Shares issued to shareholders in payment of distributions declared	171,604	1,854,378	106,188	1,120,993
Shares redeemed	(1,909,180)	(20,514,400)	(496,620)	(5,238,118)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,730,906	$18,894,426	3,727,392	$39,286,646

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,975,647	$32,309,877	1,168,545	$12,307,675
Shares issued to shareholders in payment of distributions declared	58,988	637,389	30,826	325,298
Shares redeemed	(1,336,995)	(14,362,203)	(218,232)	(2,299,398)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,697,640	$18,585,063	981,139	$10,333,575

Period Ended November 30	2003[1]		11/30/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,318,135	$14,180,354	--	--
Shares issued to shareholders in payment of distributions declared	5,871	63,117	--	--
Shares redeemed	(36,079)	(387,397)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,287,927	$13,856,074	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	30,822,240	$335,695,319	24,916,458	$262,681,824

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$275,091	$277,003	$(552,094)

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income	$46,682,044	$40,369,400

Long-term capital gains	$--	$984,759

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,644,625

Net unrealized appreciation	$28,774,321

Capital loss carryforward	$4,064,021

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $1,204,340,248. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $28,713,811. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,891,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,177,619.

At November 30, 2003, the Fund had a capital loss carryforward of $4,064,021 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Prime Value Obligations Fund	$806,835

Federated Mortgage Core Portfolio	$17,192,481

High Yield Bond Portfolio	$5,570,213

Emerging Markets Fixed Income Core Fund	$385,905

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million

0.125%	on the next $250 million

0.100%	on the next $250 million

0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $72,261 and $700,796, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, Class B, Class C and Class K Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%
Class K	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the year ended November 30, 2003, FSC retained $66,266 in sales charges from the sale of Class A Shares. FSC also retained $6,537 of contingent deferred sales charges relating to redemptions of Class A Shares and $6,868 relating to redemption of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$786,480,044

Sales	$570,718,640

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 0.26% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of November 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 23, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp., Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28142 (1/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004